Goodwill and intangible assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Goodwill	¥ 1,673,906	¥ 1,508,721	¥ 1,487,100
Growth rate	3.50%	3.50%	3.50%
Pre-tax discount rate	13.00%
Other intangible assets [member]
Statements [Line Items]
Intangible assets other than goodwill	¥ 659,578	¥ 671,212	¥ 615,602
Other intangible assets [member] | PEANUTS IP Trademarks [Member]
Statements [Line Items]
Intangible assets other than goodwill	115,799
Game & Network Services [member]
Statements [Line Items]
Goodwill	487,551	460,621
Intangible assets with indefinite useful life	¥ 57,451	¥ 57,434
Growth rate	2.00%	2.00%
Pre-tax discount rate	9.60%	10.90%
Music [member]
Statements [Line Items]
Goodwill	¥ 864,910	¥ 729,593
Music [member] | Worldwide Recorded Music Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 417,461	¥ 355,985
Growth rate	1.00%	1.00%
Pre-tax discount rate	13.70%	12.20%
Music [member] | Music Publishing Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 354,856	¥ 325,590
Growth rate	3.40%	3.00%
Pre-tax discount rate	12.10%	11.10%
Pictures [member]
Statements [Line Items]
Goodwill	¥ 285,417	¥ 283,201
Pictures [member] | Animation Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 148,230	¥ 139,236
Pre-tax discount rate	18.40%	16.40%
Pictures [member] | Animation Cash Generating Unit [member] | Maximum [Member]
Statements [Line Items]
Growth rate	9.00%	12.00%
Pictures [member] | Animation Cash Generating Unit [member] | Minimum [Member]
Statements [Line Items]
Growth rate	5.00%	5.00%